Cover	Feb. 13, 2024
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 2 on Form 8-K/A (this “Report”) amends the Form 8-K of CERo Therapeutics Holdings, Inc., a Delaware corporation (the “Company”), filed on February 15, 2024, as amended by the Form 8-K/A of the Company filed on February 27, 2024 (together, the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report).
Document Period End Date	Feb. 13, 2024
Entity File Number	001-40877
Entity Registrant Name	CERO THERAPEUTICS HOLDINGS, INC.
Entity Central Index Key	0001870404
Entity Tax Identification Number	87-1088814
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	201 Haskins Way
Entity Address, Address Line Two	Suite 230
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	407-2376
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock, par value $0.0001 per share
Entity Addresses [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CERO
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Class A common stock
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock
Trading Symbol	CEROW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2201 Broadway
Entity Address, Address Line Two	Suite 705
Entity Address, City or Town	Oakland
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
Entity Information, Former Legal or Registered Name	Phoenix Biotech Acquisition Corp.